Stockholders' Equity (Deficiency)	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Equity [Abstract]
Stockholders' Equity (Deficiency)

NOTE 6:- STOCKHOLDERS’ EQUITY (DEFICIENCY)

a.	Share capital:

The Common Stock confers upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared, and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, dissolution or winding up of the Company.

b.	Issuance of Common Stock:

On February 16, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with several purchasers (the “Purchasers”).

Pursuant to the Purchase Agreement, the Company agreed to sell to the Purchasers (the “Offering”) warrants to purchase 4,599,604 shares of its common stock, par value $0.0001 per share (the “Common Stock”) at a purchase price of $0.01 per underlying warrant share. The warrants are comprised of an aggregate of (i) 2,299,802 Tranche A Warrants (the “Tranche A Warrants”) to purchase one share of Common Stock (the “Tranche A Warrant Shares”) at an exercise price of $4.25 per Tranche A Warrant Share, exercisable within three days from the issue date of the Warrants and (ii) an equal number of Tranche B Warrants (the “Tranche B Warrants” and, together with the Tranche A Warrants, the “Warrants”) to purchase one share of Common Stock at an exercise price of $4.25 per Tranche B Warrant Share, exercisable within three years from the issue date of the Warrants.

The closing of the Offering occurred on February 16, 2018 (the “Closing”) and was subject to the satisfaction of specified customary closing conditions. Immediately following the Closing, each Purchaser exercised the full amount of their Tranche A Warrants resulting in gross proceeds to the Company from the sale of the Warrants to the Investors, together with the exercise price of the Tranche A Warrants, of $9,820.

c.	Stock options granted to employees:

In September and December 2013, AIT authorized through its 2013 Incentive Option Plan (the “2013 Plan”), the grant of options and Restricted Share Units (“RSU’s”) to officers, directors, advisors, management and other key employees. The options granted have generally between 2 to 4 years vesting terms and expire 10 years after the grant date. Certain options will be accelerated upon fulfillment of certain conditions. The Company assumed the 2013 plan upon consummation of the Merger.

The total amount of Common stock reserved for issuance under the Share Plans is 466,676. As of June 30, 2018, 98,704 options were available for future grants.

A summary of the Company’s options activity for employees and directors is as follows:

	For the Three months ended June 30, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of period	255,524	$4.32	8.96
Granted	-	-
Exercised	-	-
Forfeited	(33,333)	4.25

Options outstanding at end of period	222,191	4.33	7.55
Options exercisable at end of period	116,366	4.36	8.08

As of June 30, 2018, the aggregated intrinsic value of outstanding and exercisable options was $0. The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Common Stock on the last day of June 30, 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2018. This amount is impacted by the changes in the fair market value of the Company’s shares of Common Stock.

d.	Options granted to non-employees:

The Company has granted options to certain non-employees under the 2013 Plan and accounted for these options in accordance with ASC 505-50.

The outstanding options granted to non-employees are as follows:

Grant date	Number of options	Exercise price			Expiration date
September 8, 2013	17,081		$4.01		September 8, 2023
September 8, 2013	2,340	$	*	)	September 8, 2023
December 29, 2013	3,511		$4.01		December 29, 2023
April 8, 2014	9,158	$	*	)	April 8, 2024
July 24, 2014	1,246		$5.46		July 24, 2024
March 1, 2015	57,779		$5.46		March 1, 2025
October 20, 2015	12,456	$	*	)	October 20, 2025
December 1, 2015	11,210		$5.46		December 1, 2025
June 30, 2017	131,000		$4.25		June 30, 2027

	245,781

*) Represents an amount lower than $1.

e.	Stock-based compensation:

The stock-based compensation expense recognized in the consolidated financial statements for services received from employees, directors and non-employees is shown in the following table:

	For the Three months ended June 30,
	2018	2017

Research and development expenses	$13	$(2)
General and administrative expenses	11	1,824

	$24	$1,822

On February 13, 2018, the Company’s Board of Directors approved the issuance of warrants with an exercise price of $4.25 per share. Along with the aforementioned issuance, the Board of Directors of the Company decided that all stock option grants to employees or consultants made in the year 2017 would continue to be priced equivalently to that of said investors, as adjusted, to an exercise price of $4.25 per share.

The Company accounted for such benefit pursuant to ASC 718 as a modification. Accordingly, additional compensation of $59 was calculated as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances and should be recognize as an expense over the remaining vesting period.

As of June 30, 2018, the total unrecognized estimated compensation cost related to non-vested stock options granted to employees, directors and non-employees is $91.

f.	Issuance of Restricted Stock Units (“RSUs”):

On August 31, 2015, AIT’s Board of Directors approved a grant of 11,781 RSUs to one member of the Board of Directors with a vesting schedule of three years from September 3, 2015. During 2017, 7,854 RSUs were forfeited due to the board member’s termination.

g.	Issuance of Restricted Shares (“RSs”):

1.	On January 13, 2017, the Company issued 492,624 RSs to one of the directors of the Company, of which 246,312 were to vest on the six-month anniversary of the grant date and the remaining vest on the 18-month anniversary of the grant date. During the second quarter of 2017, 246,312 RSs were cancelled. During the quarter ended June 30, 2018, the Company did not record any expenses in connection with the above grant.

2.	On June 24, 2016, AIT entered into an agreement with an individual to serve on AIT’s Board of Directors pursuant to which AIT agreed to pay as compensation and benefits upon the consummation of a financing round in the United States (the “Financing Round”) (i) an annual retainer of $40 to be paid in equal monthly installments; (ii) a one-time bonus of $150 within 30 days following completion of the Financing Round (the “One-Time Bonus”) and (iii) RSs equal to 3% of all issued and outstanding fully diluted shares of AIT after the completion of the Financing Round (including any option to purchase additional shares or similar held by the purchasers in the Financing Round) with a vesting schedule of 33.33% of such shares to be vested immediately upon the completion of a Financing Round, 33.33% of such shares to be vested on the 6 month anniversary of the completion of a Financing Round and the remaining 33.33% of such shares on the 12 month anniversary of the completion of a Financing Round. Upon the closing of a change of control transaction, as defined in the agreement, the unvested options shall be accelerated and vest immediately.

This agreement has a three-year term, subject to earlier termination as defined in the agreement.

During the three months ended March 31, 2017, the one-time bonus was paid and the Company issued 364,286 RSs. For the three month period ended June 30, 2018 and 2017, the Company recorded expenses in the amount of $0 and $418 in respect of this grant, respectively.

h.	Warrants:

1.	On September 7, 2016, AIT entered into an Option Agreement (the “Option Agreement”) with a third party whereby AIT acquired the Option to purchase certain intellectual property assets and rights (the “Option”) for $25. AIT exercised the Option in January 2017 and paid an exercise price of $500 and, on January 13, 2017 AIT issued to the third party a warrant (the “Third Party Warrant”) to purchase up to 178,570 ordinary shares of AIT at an exercise price of $4.80 for each share. This warrant was exchanged for a warrant to acquire the same number of shares of the Common Stock of the Company upon consummation of the Merger. On May 10, 2018, the Company issued to the third party additional warrants to purchase up to 29,763 ordinary shares of the Company at an exercise price of $4.80 for each share. The warrant is exercisable, in whole or in part, until the seventh anniversary of the original issuance date of January 13, 2017. On December 31, 2017 and June 30, 2018, respectively, the Company recorded research and development expenses of $480 and $56 for these warrants (see also Note 5.b).

On January 13, 2017, AIT accounted for the warrants granted and held by third party pursuant to ASC 505-50 and measured the warrants at fair value according to the Black-Scholes model was approximately $480. Such amount was fully recognized during the three months period ended March 31, 2017 based on the vesting schedule of the warrants. The value of the warrant is based on the following assumptions: share price of $3.98, exercise price of $4.8, expected dividend rate of 0%, expected standard deviation of 75.23%, risk-free interest rates of 2.20% and expected life until exercise of 7 years.

In respect to the issuance of warrants on May 10, 2018, the Company accounted for the Third-Party Warrant pursuant to ASC 505-50 and measured the warrants at fair value according to the Black-Scholes model for a fair value of approximately $56. Such amount was fully recognized during the three-month period ended June 30, 2018 based on the vesting schedule of the warrant. The value of the Third-Party Warrant was based on the following assumptions: share price of $2.96, exercise price of $4.80, expected dividend rate of 0%, expected standard deviation of 84.54%, risk-free interest rates of 2.87% and expected life until exercise of 5.68 years.

NOTE 11:-	STOCKHOLDERS’ EQUITY (DEFICIENCY)

a.	Share capital:

The Common Stock confers upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared, and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, dissolution or winding up of the Company.

b.	Effective December 29, 2016, the Company’s Board of Directors and the stockholders approved a reverse stock split of the outstanding Common Stock, at the ratio of 1 for 100.

For accounting purposes, all Common Stock, warrants to purchase Common Stock and options to purchase Common Stock and earnings (loss) amounts have been adjusted to give retroactive effect to this reverse stock split for all periods presented in these consolidated financial statements. Any fractional shares that resulted from the reverse share split have been rounded up to the nearest whole share.

c.	Issuance of Common Stock:

1.	In December 2016, AIT entered into a Securities Purchase and Registration Rights Agreement (the “SPA”) pursuant to which AIT agreed to issue and sell purchased units in the minimum aggregate amount of $10,000 and up to a maximum aggregate amount of $25,000.

Each purchased unit (each a “Unit”) comprised one ordinary share, NIS 0.01 par value per share, and one five-year warrant to purchase one ordinary share at an exercise price of $6.90 per share but eligible to be exercised on a cashless basis in the sole discretion of the holder.

Each Unit sold at a price of $6.00. The exercise price and the number of warrants are subject to non-standard anti-dilution protections clauses and therefore are accounted as non-current liability in the consolidated financial statements.

Immediately prior to the Closing of the Merger, AIT received gross proceeds of approximately $10,210 (“Total Purchase Price”) from new and existing investors (“Investors”) (including $1,170 from certain principal shareholders, a member of its Board of Directors and its chief executive officer) under the SPA by issuance of an aggregate 1,701,616 Units. Direct and incremental costs related to the SPA amounted to $1,049. Such costs have been allocated between shares of Common Stock and the issued Warrants.

Under the SPA, AIT was obligated to file, as soon as reasonably practicable, but in no event later than the 45th day following January 13, 2017, which was February 27, 2017 (the “Filing Deadline”), with the SEC, a registration statement on Form S-1, (the “Registration Statement”), providing for the resale from time to time by the Investors of any and all registrable securities issued pursuant to the SPA. The registration statement was filed on February 27, 2017.

In addition, AIT agreed to use its reasonable best efforts to cause the Registration Statement to be declared effective by the SEC as soon as practicable following such filing, but in no event later than the earlier of the 90th day following the date on which the Registration Statement was initially filed with the SEC and the fifth day following the date on which AIT is notified by the SEC that the Registration Statement will not be reviewed or will not be subject to further review (such earlier date, the “Effectiveness Deadline”). The Registration Statement was declared effective by the SEC on May 26, 2017.

2.	In addition, based on the terms of the SPA, because the issuance of Units by AIT, together with issuances of Units by the Company following the Merger, failed to raise aggregate gross proceeds of at least $15,000, the Company adjusted the number of warrants and issued an additional 1,701,616 liability warrants to the Investors. Consequently, the Company recorded in 2017 additional finance expenses amounting to $2,434.

3.	On January 13, 2017, the principal and accrued interest on all of AIT’s outstanding Convertible Notes, amounting to $3,955 were converted into 1,390,595 shares of Common Stock. In addition, the Company issued 6,473 shares of Common Stocks as a finders’ fee upon the conversion of the Convertible Notes. Consequently, the Company recorded in 2017 finance expenses amounting to $18.

4.	In March 2017, the Company raised additional gross funds amounting to approximately $663 from new investors by issuance of an aggregate of 110,494 purchased units, each of which comprised one share of Common Stock and a warrant to acquire two shares of Common Stock at an exercise price of $6.9 per share. Direct and incremental costs related to such investment round amounted to $199. In addition, the Company incurred additional costs amounted to $15 with respect to warrants that the Company is obligated to issue to the placement agent. These costs were allocated between the Common Stock and the issued Warrants.

5.	On February 16, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with several purchasers (the “Purchasers”).

Pursuant to the Purchase Agreement, the Company agreed to sell to the Purchasers (the “Offering”) warrants to purchase 4,599,604 shares of its common stock, par value $0.0001 per share (the “Common Stock”) at a purchase price of $0.01 per underlying warrant share. The warrants are comprised of an aggregate of (i) 2,299,802 Tranche A Warrants (the “Tranche A Warrants”) to purchase one share of Common Stock (the “Tranche A Warrant Shares”) at an exercise price of $4.25 per Tranche A Warrant Share, exercisable within three days from the issue date of the Warrants and (ii) an equal number of Tranche B Warrants (the “Tranche B Warrants” and, together with the Tranche A Warrants, the “Warrants”) to purchase one share of Common Stock at an exercise price of $4.25 per Tranche B Warrant Share, exercisable within three years from the issue date of the Warrants.

The closing of the Offering occurred on February 16, 2018 (the “Closing”) and was subject to the satisfaction of specified customary closing conditions. Immediately following the Closing, each Purchaser exercised the full amount of their Tranche A Warrants resulting in gross proceeds to the Company from the sale of the Warrants to the Investors, together with the exercise price of the Tranche A Warrants, of $9,820.

d.	Treasury shares:

Following to Note 1b1, the Company acquired 90,000 (on a post-reverse stock split basis) shares of its Common Stock from the Company’s prior sole officer and director, for $25.

e.	Stock options granted to employees:

In September and December 2013, AIT authorized through its 2013 Incentive Option Plan (the “2013 Plan”), the grant of options and Restricted Share Units (“RSU’s”) to officers, directors, advisors, management and other key employees. The options granted have generally between 2 to 4 years vesting terms and expire 10 years after the grant date. Certain options will be accelerated upon fulfillment of certain conditions. The Company assumed the 2013 plan upon consummation of the Merger.

The total amount of Common stock reserved for issuance under the Share Plans is 466,676. As of March 31, 2018, 55,770 options were available for future grants.

A summary of the Company’s options activity for employees and directors is as follows:

	For the Three months ended March 31, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of period	292,891	$6.18	9
Granted	-	-
Exercised	-	-
Forfeited	(37,367)	5.46

Options outstanding at end of period	255,524	4.32	8.96
Options exercisable at end of period	99,699	$4.37	8.95

As of March 31, 2018, the aggregated intrinsic value of outstanding and exercisable options was $0. The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Common Stock on the last day of March 31, 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on March 31, 2018. This amount is impacted by the changes in the fair market value of the Company’s shares of Common Stock.

f.	Options granted to non-employees:

The Company has granted options to certain non-employees under the 2013 Plan and accounted for these options in accordance with ASC 505-50.

The outstanding options granted to non-employees are as follows:

Grant date	Number of options	Exercise price			Expiration date
September 8, 2013	17,081		$4.01		September 8, 2023
September 8, 2013	2,340	$	*	)	September 8, 2023
December 29, 2013	3,511		$4.01		December 29, 2023
April 8, 2014	9,158	$	*	)	April 8, 2024
July 24, 2014	1,246		$5.46		July 24, 2024
March 1, 2015	57,779		$5.46		March 1, 2025
October 20, 2015	12,456	$	*	)	October 20, 2025
December 1, 2015	11,210		$5.46		December 1, 2025
November 8, 2016	9,601	$	*	)	November 8, 2026
June 30, 2017	131,000		$4.25		June 30, 2027

	255,382

*)	Represents an amount lower than $1.

g.	Stock-based compensation:

The stock-based compensation expense recognized in the consolidated financial statements for services received from employees, directors and non-employees is shown in the following table:

	For the Three months ended March 31,	Year ended December 31,
	2018	2017	2016

Research and development expenses	$50	$138	$109
General and administrative expenses	97	3,767	134

	$147	$3,905	$243

On February 13, 2018, the Company’s Board of Directors approved the issuance of warrants with an exercise price of $4.25. Along with the aforementioned issuance, the Board of Directors of the company decided that all stock option grants to employees or consultants made in the year 2017 would continue to be priced equivalently to that of said investors, as adjusted, to an exercise price of $4.25 per share.

The Company accounted for such benefit pursuant to ASC 718 as a modification. Accordingly, additional compensation of $59 was calculated as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances and should be recognize as an expense over the remaining vesting period.

As of March 31, 2018, the total unrecognized estimated compensation cost related to non-vested stock options granted to employees, directors and non-employees is $157.

h.	Issuance of Restricted Stock Units (“RSUs”):

On August 31, 2015, AIT’s Board of Directors approved a grant of 11,781 RSUs to one member of the Board of Directors with a vesting schedule of three years from September 3, 2015. As of December 31, 2017, 3,927 shares of Common Stock have been issued upon vesting of equivalent amount of RSUs. During the year of 2017, 7,854 RSUs were forfeited due to the board member’s termination.

i.	Issuance of Restricted Shares (“RSs”):

1.	On January 13, 2017, the Company issued 492,624 RSs to one of the directors of the Company, of which 246,312 were to vest on the six-month anniversary of the grant date and the remaining vest on the 18-month anniversary of the grant date. During the second quarter of 2017, 246,312 RSs were cancelled. During the year ended 2017, the Company recorded general and administrative expenses of $1,961 in connection with the above grant, out of which $844 were recorded with respect to the RSs cancellation.

2.	On June 24, 2016, AIT entered into an agreement with an individual to serve on AIT’s Board of Directors pursuant to which AIT agreed to pay as compensation and benefits upon the consummation of a financing round in the United States (the “Financing Round”) (i) an annual retainer of $40 to be paid in equal monthly installments; (ii) a one-time bonus of $150 within 30 days following completion of the Financing Round (the “One-Time Bonus”) and (iii) RSs equal to 3% of all issued and outstanding fully diluted shares of AIT after the completion of the Financing Round (including any option to purchase additional shares or similar held by the purchasers in the Financing Round) with a vesting schedule of 33.33% of such shares to be vested immediately upon the completion of a Financing Round, 33.33% of such shares to be vested on the 6 month anniversary of the completion of a Financing Round and the remaining 33.33% of such shares on the 12 month anniversary of the completion of a Financing Round. Upon the closing of a change of control transaction, as defined in the agreement, the unvested options shall be accelerated and vest immediately.

This agreement has a three-year term, subject to earlier termination as defined in the agreement.

During the first quarter of 2017, the one-time bonus was paid and the Company issued 364,286 RSs. For the three month period ended March 31, 2018 and for the year ended December 31, 2017, the Company recorded expenses in the amount of $17 and $1,433 in respect of this grant, respectively.

j.	Warrants:

1.	On October 3, 2013 (the “Grant Date”), AIT granted warrants to a strategic adviser to purchase 85,474 ordinary shares of AIT with an exercise price of $8.19 (the “Third-Party Warrant”). Such warrant was fully vested on the Grant Date and eligible for exercise during a period of three years commencing as of the issuance of the warrant and ending on the third anniversary of the Grant Date (the “Exercise Period”). In addition, the warrant expires in the event of an initial public offering (an “IPO”) or an acquisition of AIT unless already exercised.

In January 2016, AIT’s Board of Directors approved the extension of the Exercise Period by replacing the aforementioned original warrant with a new warrant exercisable until December 31, 2017 or until the fifth anniversary of the Grant Date in the event an IPO were to occur prior to December 31, 2016. As of December 31, 2017, this warrant was expired.

AIT accounted for the extension of the Exercise Period pursuant to ASC 718 as a modification. Accordingly, additional compensation of $94 was calculated as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances and recorded incremental fair value as an immediate compensation expense in the general and administrative expenses in the statements of comprehensive loss in 2016.

2.	In respect to the issuance of warrants as further described in note 10 (b). as of January 13, 2017, AIT accounted for the Third-Party Warrant pursuant to ASC 505-50 and measured the warrants at fair value according to the Black-Scholes model for a fair value of approximately $480. Such amount was fully recognized during the year ended December 31, 2017 based on the vesting schedule of the warrant. The value of the Third-Party Warrant was based on the following assumptions: share price of $3.98, exercise price of $4.80, expected dividend rate of 0%, expected standard deviation of 75.23%, risk-free interest rates of 2.20% and expected life until exercise of 7 years.

3.	On February 20, 2017, the Company’s Board of Directors approved the extension of the exercise period of options granted to one of the Company’s officers by an additional nine months from three months to one year from the termination date. The Company accounted for such extension pursuant to ASC 718 as a modification. Accordingly, additional compensation of $13 was calculated as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances and recorded incremental fair value as an immediate compensation expense.